Disaggregation of Revenue - Schedule of Disaggregates Revenue by Type of Services (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 58,758,021	$ 7,485,194	$ 57,962,468
Non-IPO Financial Printing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	34,149,246	4,350,278	41,002,564
Non-IPO Financial Printing Services [Member] | Annual reports [Member]
Disaggregation of Revenue [Line Items]
Revenue	19,624,841	2,500,012	26,673,477
Non-IPO Financial Printing Services [Member] | Circulars [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,462,793	568,516	5,254,849
Non-IPO Financial Printing Services [Member] | Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	10,061,612	1,281,750	9,074,238
Transferred at Point in Time [Member] | Integrated IPO Financial Printing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 24,608,775	$ 3,134,916	$ 16,959,904